Supplementary cash flow information - Net change in non-cash working capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash Flow Statement [Abstract]
Accounts receivable	$ (42,336)	$ 225,441
Work in progress	(12,354)	79,809
Prepaid expenses and other assets	(33,631)	21,342
Long-term financial assets	(10,241)	(12,081)
Accounts payable and accrued liabilities	60,822	(105,239)
Accrued compensation and employee-related liabilities	233,670	(19,061)
Deferred revenue	62,307	(48,264)
Income taxes	59,620	(56,627)
Provisions	(105,292)	76,671
Long-term liabilities	1,535	59,822
Derivative financial instruments	(249)	373
Retirement benefits obligations	1,013	(4,022)
Net change in non-cash working capital items	$ 214,864	$ 218,164